SHAREHOLDERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Options Activity

	Year ended December 31, 2013
			Weighted
			average
	Amount	Weighted average exercise price	Remaining contractual term (years)

Outstanding at the beginning of the year	127,000	$9.76	4.59
Granted	-
Forfeited	(3,000)	$15.8

Outstanding at the end of the year	124,000	$9.61	3.68

Exercisable options at the end of the year	91,587	$9.49	3.32

Options vested and expected to vest at end of year	158,127	$10.68	2.29

Schedule of Nonvested Shares Activity
Nonvested shares	Shares	Weighted average grant date fair value

Non-vested at January 1, 2013	6,000	$6.05

Granted	4,000	$5.79
Exercised	(4,000)	$6.37

Non-vested at December 31, 2013	6,000	$5.66

Schedule of Equity-based Compensation Expense
	Year ended December 31,
	2013	2012	2011

General and administrative	$118	$117	$120